Short-Term Borrowing from Third Party	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Short-Term Borrowing from Third Party [Abstract]
SHORT-TERM BORROWING FROM THIRD PARTY

12.	SHORT-TERM BORROWING FROM THIRD PARTY

On 29 April 2018, Guardforce TH entered into an agreement with Profit Raider Investment Limited to transfer the loan between Guardforce TH and the Company to Profit Raider Investment Limited. As a result, the Company recorded a short-term borrowing from a third party in the amount of approximately $13.42 million bearing interest at 3.22% (which interest rate increased to 4% after 30 April 2019). The Company assumed an additional approximately $576,000 in liability which has been treated as an additional expense paid to the related party. On March 11, 2020, the maturity date of the loan was extended to 31 December 2020.

12.	SHORT-TERM BORROWING FROM THIRD PARTY

On 29 April 2018, Guardforce TH entered into an agreement with Profit Raider Investment Limited to transfer the loan between Guardforce TH and the Company to Profit Raider Investment Limited. As a result, the Company recorded a short-term borrowing from a third party in the amount of $13.42 million bearing interest at 3.22%. The Company assumed an additional approximately $576,000 in liability which has been treated as an additional expense paid to the related party. The holding companies have guaranteed the loans which are repayable at the end of 2019.